Note 7 - Income Tax - Reconciliation of Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Income (loss) before income taxes from continuing operations	$ 159,997	$ 23,870	$ (43,106)
Tax benefit (expense) at nominal tax rate in Norway	(35,199)	(5,251)	9,483
Effect of different tax rates applied by subsidiaries	25,455	1,408	(7,958)
Tax effect of translation differences exempted for tax	1,171	(320)	358
Tax effect of financial items exempted from tax	665	480	(193)
Withholding taxes (paid) credited	270	299	(324)
Net other permanent differences (not) tax deductible	(3,384)	(3,585)	(1,990)
Change in income tax losses carried forward	2,851	(462)	(227)
Change in share-based remuneration	2,598	0	0
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	(458)	141	852
Change in withholding taxes and restricted interest deduction carried forward	(601)	(1,564)	147
Change in tax rate	(64)	21	(190)
Income tax expense for the year	$ (6,697)	$ (8,835)	$ (43)
Effective tax rate	(4.20%)	(37.00%)	0.10%